PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) ¥ in Thousands, $ in Thousands			6 Months Ended	18 Months Ended
	May 20, 2021 USD ($)	Mar. 30, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Amount due from minority shareholder			¥ 49,800	¥ 49,800	¥ 49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))			36,770	36,770	36,770
Payables on behalf of K9 schools (Note ii & Note 7(iv))			48,561	48,561	21,301
Principal amount of loans provided	$ 500	¥ 1,000		0
Principal amount of loans provided / written off			0	0
Zhenjiang Foreign Language School
Payable to Zhenjiang Foreign Language School (Note 7(ii))			35,000	35,000	¥ 35,000
Provision			0
Xihua Group
Amount due from minority shareholder			49,800	¥ 49,800
Provision			¥ 0